Property and equipment, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property and equipment, net
Depreciation expense	¥ 21,000,000	$ 3,000,000	¥ 14,000,000	¥ 6,000,000
Interest costs incurred and capitalized	0	0	2,000,000	7,000,000
Property and equipment, gross	1,641,782,323		1,344,759,262		$ 224,923,256
Property and equipment, net	1,586,033,627		1,308,337,725		217,285,716
Disposals	816,244	111,825	2,817,196	9,611,937
Loss on disposal of property and equipment	690,098	94,543	2,568,274	¥ 8,227,046
Aircraft
Property and equipment, net
Depreciation expense	17,000,000	$ 2,000,000	9,000,000
Property and equipment, gross	180,292,710		175,367,530		24,700,000
Purchase an aircraft			¥ 175,000,000
Building
Property and equipment, net
Depreciation expense	0
Property and equipment, gross	118,266,537				16,000,000
Building and Aircraft
Property and equipment, net
Property and equipment, net	¥ 271,000,000				$ 37,000,000